Risk Management - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Risk Management [Line Items]
Actual exchange gains	¥ 52	¥ 582	¥ 812
Percentage of corporate bonds held by the group	99.90%	99.00%
Percentage of subordinate bonds held by the group	99.90%	99.90%
Percentage of deposits on bank	99.80%	99.50%
Policyholder dividends declared	¥ 83,910	¥ 87,725
Estimated cash out flow upon surrendered of investment contract with DPF	56,709	53,271
Estimated cash out flow upon surrendered of investment contract without DPF	173,557	140,565
Debt securities [member]
Disclosure of Risk Management [Line Items]
Transfers from Level 1 to Level 2	19,275	8,932
Transfers from Level 2 to Level 1	9,652	8,668
Not later than one year [member]
Disclosure of Risk Management [Line Items]
Policyholder dividends declared	¥ 68,731	64,623
Interest rate risk [member]
Disclosure of Risk Management [Line Items]
Borrowings, interest rate description	If market interest rates were 50 basis points higher or lower with all other variables held constant
Interest rate risk [member] | Bottom of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	¥ 35	160
Pre-tax available-for-sale reserve in equity	8,306	6,948
Interest rate risk [member] | Top of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	35	160
Pre-tax available-for-sale reserve in equity	¥ 11,463	6,948
Equity price risk [member]
Disclosure of Risk Management [Line Items]
Description of equity securities prices	If the prices of all the Group's equity securities had increased or decreased by 10% with all other variables held constant
Equity price risk [member] | Bottom of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	¥ 3,341	3,263
Pre-tax available-for-sale reserve in equity	23,423	24,999
Equity price risk [member] | Top of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	5,393	3,400
Pre-tax available-for-sale reserve in equity	¥ 32,651	28,153
Currency risk [member]
Disclosure of Risk Management [Line Items]
Description of functional currency	If RMB had strengthened or weakened by 10% against US dollar, HK dollar, GB pound, EUR and other foreign currencies, with all other variables held constant
Actual exchange gains	¥ 52	582
Currency risk [member] | Bottom of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	308	420
Pre-tax available-for-sale reserve in equity	3,541	1,743
Currency risk [member] | Top of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	308	420
Pre-tax available-for-sale reserve in equity	¥ 3,541	1,743
Long term insurance contracts [member] | Mortality and morbidity rates [member]
Disclosure of Risk Management [Line Items]
Sensitivity analysis of insurance contracts, description	If mortality rates and morbidity rates were to increase or decrease from the current best estimate by 10%
Long term insurance contracts [member] | Mortality and morbidity rates [member] | Bottom of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	¥ 19,731	16,746
Long term insurance contracts [member] | Mortality and morbidity rates [member] | Top of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	¥ 20,559	17,492
Long term insurance contracts [member] | Lapse rates [member]
Disclosure of Risk Management [Line Items]
Sensitivity analysis of insurance contracts, description	If lapse rates were to increase or decrease from the current best estimate by 10%
Long term insurance contracts [member] | Lapse rates [member] | Bottom of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	¥ 1,940	2,823
Long term insurance contracts [member] | Lapse rates [member] | Top of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	¥ 1,989	2,953
Long term insurance contracts [member] | Discount rates [member]
Disclosure of Risk Management [Line Items]
Sensitivity analysis of insurance contracts, description	If the discount rates were 50 basis points higher or lower than the current best estimate
Long term insurance contracts [member] | Discount rates [member] | Bottom of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	¥ 70,732	57,591
Long term insurance contracts [member] | Discount rates [member] | Top of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	¥ 80,152	65,427
Short-term insurance contracts [member] | Claim ratios [member]
Disclosure of Risk Management [Line Items]
Sensitivity analysis of insurance contracts, description	If claim ratios are 100 basis points higher or lower than the current assumption
Short-term insurance contracts [member] | Claim ratios [member] | Bottom of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	¥ 445	372
Short-term insurance contracts [member] | Claim ratios [member] | Top of range [member]
Disclosure of Risk Management [Line Items]
Pre-tax profit for sensitivity analysis	¥ 445	¥ 372
Quoted prices in active markets level 1 [member]
Disclosure of Risk Management [Line Items]
Percentage of assets measured at fair value on a recurring basis	32.93%
Significant observable inputs level 2 [member]
Disclosure of Risk Management [Line Items]
Percentage of assets measured at fair value on a recurring basis	51.20%
Significant unobservable inputs level 3 [member]
Disclosure of Risk Management [Line Items]
Percentage of assets measured at fair value on a recurring basis	15.87%